Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Changes in other provisions [abstract]
Allowance account for cash and cash equivalents	$ 11	$ 11
Not credit-impaired
Changes in other provisions [abstract]
Deductions	95	89
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	327
Valuation allowances and reserves, end of period	414	327
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	416	335	$ 392
Adjustment on adoption of IFRS 9				$ 115
Charged to costs and expenses	206	30	68
Exchange adjustments	(2)	(12)	13
Deductions	(111)	(52)	(138)
Valuation allowances and reserves, end of period	509	416	335
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	235	314	335
Adjustment on adoption of IFRS 9				$ (85)
Charged to costs and expenses	28	10	47
Exchange adjustments	0	(1)	3
Deductions	(14)	(3)	(71)
Valuation allowances and reserves, end of period	249	235	$ 314
Allowance account for credit losses relating to loans	$ 2	$ 44